Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 67.9	$ 72.5	$ 64.8
Amortization expense related to computer software costs	12.9	10.8	8.2
Asset impairment charges	19.6	16.2	11.6
Repairs and maintenance expense	$ 15.9	$ 14.0	$ 13.7